Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		jhfii-20150701_SupplementTextBlock
John Hancock Funds II
Supplement dated July 1, 2015 to the current prospectus

Alpha Opportunities Fund (the fund)

The table under the heading "Fees and expenses" for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.95
Other expenses[2]	0.03
Total annual fund operating expenses	0.98

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

The table under "Expense example" for the fund has been amended and restated as follows:

Expenses ($)	Class NAV
1 year	100
3 years	312
5 years	542
10 years	1,201

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class NAV prospectus

Mid Value Fund (the fund)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.95
Other expenses	0.04
Acquired fund fees and expenses[2]	0.01
Total annual fund operating expenses[3]	1.00

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expenses ($)	Class NAV
1 year	102
3 years	318
5 years	552
10 years	1,225

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class 1 prospectus

Mid Value Fund (the fund)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee[1]	0.95
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[2]	0.04
Acquired fund fees and expenses[3]	0.01
Total annual fund operating expenses[4]	1.05

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expenses ($)	Class 1
1 year	107
3 years	334
5 years	579
10 years	1,283

(Alpha Opportunities Fund - Class NAV) | (Alpha Opportunities Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
(Alpha Opportunities Fund - Class NAV) | (Alpha Opportunities Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Management fee	[1]	rr_ManagementFeesOverAssets	0.95%
Other expenses	[2]	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,201
(Mid Value Fund - Class NAV) | (Mid Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
(Mid Value Fund - Class NAV) | (Mid Value Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Management fee	[1]	rr_ManagementFeesOverAssets	0.95%
Other expenses		rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,225
(Mid Value Fund - Class 1) | (Mid Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
(Mid Value Fund - Class 1) | (Mid Value Fund) | Class 1
Prospectus:		rr_ProspectusTable
Management fee	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[5]	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	[6]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[7]	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,283

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[5]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
[6]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[7]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."